Schedule of Investments (unaudited)
June 30, 2022
BlackRock 40/60 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 41.3%
BlackRock Equity Dividend Fund, Class K	480,497	$ 9,489,811
iShares Core S&P Total U.S. Stock Market ETF	1,194,478	100,073,367
iShares ESG Aware MSCI USA ETF	799,426	67,071,841
iShares GSCI Commodity Dynamic Roll Strategy ETF	177,923	7,284,168
iShares MSCI EAFE Growth ETF	202,584	16,305,986
iShares MSCI EAFE Value ETF	711,170	30,864,778
iShares MSCI Emerging Markets Min Vol Factor ETF	355,053	19,680,588
iShares S&P Small-Cap 600 Value ETF	104,259	9,282,179
iShares U.S. Infrastructure ETF	181,808	6,188,744
		266,241,462
Fixed-Income Funds — 58.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	3,421,806	32,472,942
iShares 10-20 Year Treasury Bond ETF	242,677	29,157,642
iShares Convertible Bond ETF	140,013	9,711,302
iShares Core Total USD Bond Market ETF	1,608,716	75,320,083
iShares Fallen Angels USD Bond ETF	1,341,143	33,018,941
iShares TIPS Bond ETF	303,594	34,582,392
Master Total Return Portfolio	$ 163,038,324	163,038,324
		377,301,626
Total Long-Term Investments — 99.9% (Cost: $666,340,615)		643,543,088
Security	Shares	Value
Short-Term Securities(a)(b)
Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.33%	502,184	$ 502,184
Total Short-Term Securities — 0.1% (Cost: $502,184)		502,184
Total Investments — 100.0% (Cost: $666,842,799)		644,045,272
Liabilities in Excess of Other Assets — (0.0)%		(230,960)
Net Assets — 100.0%		$ 643,814,312
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K(a)	$ 14,084,978	$ 2,422,116	$ (12,896,243)	$ 493,787	$ (4,104,638)	$ —	—	$ 65,074	$ 125,545
BlackRock Equity Dividend Fund, Class K	—	9,951,088	—	—	(461,277)	9,489,811	480,497	—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,810,828	—	(1,308,644)(b)	—	—	502,184	502,184	1,168	—

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BlackRock 40/60 Target Allocation Fund
Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Strategic Income Opportunities Portfolio, Class K	$ 52,740,421	$ 36,365,550	$ (55,274,427)	$ 2,764,209	$ (4,122,811)	$ 32,472,942	3,421,806	$ 309,674	$ 206,853
BlackRock Technology Opportunities Fund(a)	13,550,402	1,541,059	(11,324,057)	(4,374,575)	607,171	—	—	—	380,742
iShares 10-20 Year Treasury Bond ETF	—	30,455,201	(688,188)	856	(610,227)	29,157,642	242,677	54,199	—
iShares Convertible Bond ETF	—	11,112,178	(266,088)	(10,309)	(1,124,479)	9,711,302	140,013	33,698	—
iShares Core S&P Small-Cap ETF(a)	15,127,947	1,597,097	(14,998,890)	1,517,982	(3,244,136)	—	—	125,500	—
iShares Core S&P Total U.S. Stock Market ETF	70,756,667	53,318,655	(6,938,113)	(432,316)	(16,631,526)	100,073,367	1,194,478	1,017,839	—
iShares Core Total USD Bond Market ETF	63,040,526	79,737,752	(53,234,871)	(7,030,649)	(7,192,675)	75,320,083	1,608,716	1,352,754	—
iShares ESG Aware MSCI USA ETF	79,264,041	9,357,125	(9,095,325)	(927,613)	(11,526,387)	67,071,841	799,426	750,971	—
iShares Fallen Angels USD Bond ETF	42,219,308	25,707,576	(26,306,020)	(1,394,335)	(7,207,588)	33,018,941	1,341,143	1,298,811	—
iShares Global Financials ETF(a)	13,462,334	1,116,237	(14,972,113)	162,616	230,926	—	—	153,132	—

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BlackRock 40/60 Target Allocation Fund
Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares GSCI Commodity Dynamic Roll Strategy ETF	$ 26,679,690	$ 6,812,068	$ (29,652,297)	$ 4,187,331	$ (742,624)	$ 7,284,168	177,923	$ 2,741,369	$ —
iShares MSCI EAFE Growth ETF	33,976,387	4,073,500	(14,438,052)	(1,997,953)	(5,307,896)	16,305,986	202,584	447,781	—
iShares MSCI EAFE Value ETF	39,579,962	6,062,277	(9,281,136)	(654,943)	(4,841,382)	30,864,778	711,170	1,896,042	—
iShares MSCI Emerging Markets Min Vol Factor ETF	—	20,442,059	(129,168)	(2,538)	(629,765)	19,680,588	355,053	95,917	—
iShares MSCI USA Value Factor ETF(a)	18,188,535	1,694,806	(20,057,842)	5,696,182	(5,521,681)	—	—	166,098	—
iShares S&P Small-Cap 600 Value ETF	—	9,938,965	(64,780)	(577)	(591,429)	9,282,179	104,259	29,586	—
iShares TIPS Bond ETF	35,142,076	33,084,688	(29,211,037)	(874,106)	(3,559,229)	34,582,392	303,594	1,679,824	—
iShares U.S. Energy ETF(a)	10,304,472	1,280,903	(16,629,702)	5,877,855	(833,528)	—	—	193,777	—
iShares U.S. Infrastructure ETF	—	6,699,843	(43,118)	(665)	(467,316)	6,188,744	181,808	17,549	—

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BlackRock 40/60 Target Allocation Fund
Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
Master Total Return Portfolio	$ 176,681,244	$ 11,092,303(b)(c)	$ —	$ (7,280,385)	$ (17,454,838)	$ 163,038,324	$163,038,324	$ 3,176,759	$ —
SL Liquidity Series, LLC, Money Market Series(a)	3,617,141	—	(3,622,990)(b)	5,849	—	—	—	18,773(d)	—
				$ (4,274,297)	$ (95,337,335)	$ 644,045,272		$ 15,626,295	$ 713,140
(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BlackRock 40/60 Target Allocation Fund
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 480,504,764	$ —	$ —	$ 480,504,764
Short-Term Securities
Money Market Funds	502,184	—	—	502,184
	$ 481,006,948	$ —	$ —	481,006,948
Investments valued at NAV(a)				163,038,324
				$ 644,045,272
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s